UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income FundSM

Annual report for the year ended December 31, 2020

Pursuing
consistent and
diversified income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

See page 3 for Class A share results with relevant sales charges deducted. For other share class results visit capitalgroup.com and americanfundsretirement.com

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2021, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.95% (2.89% without the reimbursement).

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Investment portfolio

25	Financial statements

50	Board of trustees and other officers

Fellow investors:

Credit markets experienced significant declines and volatility due to the coronavirus pandemic before unprecedented monetary and fiscal stimulus helped support markets. For the year ended December 31, 2020, American Funds Multi-Sector Income Fund generated a total return of 11.07%.

The return assumes reinvestment of monthly dividends of 43 cents a share during the period. Shareholders who reinvested dividends earned an income return of 4.34%, while those who elected to take their dividends in cash received an income return of 4.26%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index recorded a return of 7.51% over the same period. This index measures broad returns across U.S. dollar-denominated investment-grade bonds.

The American Funds Multi-Sector Income Fund provides diversification across income sectors including high-yield corporates, investment-grade corporates, emerging market debt, and securitized debt. The fund also has opportunistic investments in U.S. Treasuries, municipal bonds, and other debt instruments.

The Multi-Sector Income Fund Custom Index provides a secondary benchmark for investors to compare fund results to account for exposure to these four primary credit sectors. The custom index notched gains of 7.48% for the year. The fund’s peer group, as measured by the Morningstar Multisector Bond Category, was up 4.84% over the same period.

At year-end, the fund’s corporate holdings, representing 62.9% of the portfolio (49.2% high-yield corporates, and 13.7% investment-grade corporates) were invested across a variety of industries. The fund’s emerging market holdings represented 14.9% of the portfolio, while the fund’s exposure to securitized credit was 13.1%. Roughly 7.7% of the portfolio was invested in cash and equivalents.

Market overview

After sharp declines during March 2020, credit markets rebounded as fiscal stimulus, accommodative central bank policies, and advances in COVID-19 vaccines dramatically improved the outlook.

The U.S. Federal Reserve cut federal fund rates by a total of 150 basis points

Results at a glance

For periods ended December 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class A shares)	9.25%	11.07%	10.64%
Bloomberg Barclays U.S. Aggregate Index*	1.29	7.51	7.60
American Funds Multi-Sector Income Fund Custom Index†	8.58	7.48	8.58

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Multi-Sector Income Fund Custom Index: 45% Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg Barclays U.S. Corporate Investment Grade Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg Barclays CMBS Ex AAA Index, and 2% Bloomberg Barclays ABS Ex AAA Index.

American Funds Multi-Sector Income Fund	1

to near-zero and launched a number of programs to help support the market including large-scale purchases of government-backed bonds. And for the first time in its history, the Fed bought corporate bonds including those rated high yield. The yield on the benchmark 10-year Treasury note fell over the course of the year 100 bps to settle at 0.92%.

Central banks worldwide also responded decisively, with the European Central Bank steadily expanding its asset purchase program beginning in March. As dovish monetary policy took hold, negative-yielding debt grew to roughly $18 trillion worldwide versus $11 trillion in January.

With rates at or near record lows globally, investors sought higher yielding assets. This demand for yield was met by a tidal wave of companies across the ratings spectrum issuing debt to provide liquidity during the pandemic’s economic disruption. Corporate bonds produced strong results for the year with those rated investment-grade up 9.89% while high-yield corporate gained 7.05%. Securitized debt notched returns of 4.51% and emerging markets posted a 5.88% gain.

While financial markets have largely bounced back, economic data around unemployment and consumer spending was weak and uneven as surges in COVID-19 cases and renewed lockdown measures limited recovery prospects. Despite near-term headwinds, the approvals of vaccines, the outcome of the U.S. presidential and congressional elections, and passage of another stimulus measure in the U.S. buoyed risk assets.

Inside the portfolio

The fund entered 2020 with a defensively positioned portfolio. Managers believed credit was overpriced and vulnerable to price declines given the outlook for sluggish economic growth. As concerns about a pandemic increased in January and February, managers took additional steps to preserve capital by further reducing exposure to the high-yield and emerging market sectors in favor of more investment-grade exposure, including U.S. Treasuries, municipal credit, and cash.

As the pandemic picked up speed in March, credit repriced sharply lower. Lower rated sectors and countries, as well as industries most impacted by economic shutdowns, saw the biggest price declines.

We used record new issuance volumes in the investment-grade and high-yield sectors to buy many corporate bonds at deeply discounted prices.

The fund’s portfolio managers, relying on extensive fundamental research and a long-term horizon, viewed these declines in credit prices as attractive investment opportunities. Beginning in March, managers began to significantly increase exposure to higher yielding credit sectors, industries, and countries. We used record new issuance volumes in the investment-grade and high-yield sectors to buy many corporate bonds at deeply discounted prices. Managers also increased exposure to emerging markets, and securitized credit, where valuations had improved enough to justify the increased risks from the pandemic and deep recession.

As valuations recovered throughout the year, managers began to gradually and selectively reduce exposure to riskier credits, moving the fund into a more balanced and diversified position.

Important contributors to the fund’s results during 2020 included high-yield pharmaceuticals, telecom, gaming, cruise lines, investment-grade technology, and emerging market commodity companies.

Looking ahead

COVID-19 vaccines will likely play a central role in the path to economic recovery. While economic activity will likely remain subdued in the near-term, an eventual vaccine-fueled rebound could mean strong growth for the economy given pent-up demand.

We expect central bank policy to remain broadly accommodative, and for fiscal stimulus to provide additional support to the economy. Credit valuations, especially for investment-grade corporate debt, have recovered dramatically, and are tempering our appetite for risk-taking.

We continually monitor economic trends, credit fundamentals and valuations, and will adjust the fund’s positioning as the landscape changes. We have relied on our deep, fundamental research capabilities and experience through many different credit cycles to help us find the right balance between risk and reward.

Thank you for making American Funds Multi-Sector Income Fund part of your portfolio. We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

Damien J. McCann
President

February 16, 2021

For current information about the fund, visit capitalgroup.com.

2	American Funds Multi-Sector Income Fund

The value of a $10,000 investment

How a hypothetical $10,000 investment has fared for the period March 22, 2019, commencement of operations, to December 31, 2020, with all distributions reinvested.

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Investing for short periods makes losses more likely.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are invested in additional shares.
[2]	The American Funds Multi-Sector Income Fund Custom Index is composed of 45% Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg Barclays US Corporate Investment Grade Index, 15% JP Morgan EMBI Global Diversified, 8% Bloomberg Barclays US CMBS ex AAA Index, and 2% Bloomberg Barclays ABS ex AAA Index. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Index is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	For the period March 22, 2019, commencement of operations, through December 31, 2020.

Total return based on a $1,000 investment (for the period ended December 31, 2020)*

Lifetime (since 3/22/2019)

Class A shares	8.28%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s gross expense ratio for Class A shares is 1.13%, and the net expense ratio is 0.90% as of the prospectus dated March 1, 2021 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least March 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Multi-Sector Income Fund	3

Investment portfolio December 31, 2020

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.36%
AAA/Aaa	3.97
AA/Aa	4.73
A/A	6.75
BBB/Baa	17.55
Below investment grade	57.86
Unrated	.07
Short-term securities & other assets less liabilities	8.71
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 91.23%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 67.58%
Energy 9.91%
Apache Corp. 4.625% 2025	$985	$1,035
Apache Corp. 4.875% 2027	110	117
Apache Corp. 6.00% 2037	55	61
Apache Corp. 4.75% 2043	65	68
Apache Corp. 5.35% 2049	50	51
Ascent Resources - Utica LLC 7.00% 2026[1]	50	48
Ascent Resources - Utica LLC 8.25% 2028[1]	492	492
Baker Hughes, a GE Co. 4.486% 2030	51	61
Baker Hughes, a GE Co. 3.138% 2029	350	385
Baker Hughes, a GE Co. 4.08% 2047	13	15
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	1,001	1,069
BP Capital Markets America Inc. 3.633% 2030	50	58
BP Capital Markets America Inc. 2.939% 2051	30	31
Canadian Natural Resources Ltd. 3.85% 2027	70	79
Canadian Natural Resources Ltd. 2.95% 2030	697	746
Canadian Natural Resources Ltd. 4.95% 2047	75	95
Carrizo Oil & Gas Inc. 6.25% 2023	60	38
Cenovus Energy Inc. 5.375% 2025	410	463
Centennial Resource Production, LLC 6.875% 2027[1]	30	22
Cheniere Energy Partners, LP 5.25% 2025	255	262
Cheniere Energy Partners, LP 4.50% 2029	427	452
Cheniere Energy, Inc. 4.625% 2028[1]	955	1,004
Cheniere Energy, Inc. 3.70% 2029	175	195
Chesapeake Energy Corp. 11.50% 2025[1,2]	21	4
Chevron Corp. 2.978% 2040	12	13

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Chevron USA Inc. 1.018% 2027	$50	$50
CITGO Petroleum Corp. 7.00% 2025[1]	1,400	1,399
CNX Resources Corp. 7.25% 2027[1]	1,625	1,741
CNX Resources Corp. 6.00% 2029[1]	80	82
Comstock Resources, Inc. 9.75% 2026	640	687
Comstock Resources, Inc. 9.75% 2026	425	456
Concho Resources Inc. 4.30% 2028	40	47
Concho Resources Inc. 2.40% 2031	5	5
DCP Midstream Operating LP 5.375% 2025	150	165
DCP Midstream Operating LP 5.625% 2027	750	833
Diamond Offshore Drilling, Inc. 7.875% 2025[2]	15	2
Diamondback Energy, Inc. 4.75% 2025	450	507
Ecopetrol SA 6.875% 2030	200	259
Enbridge Energy Partners, LP 7.375% 2045	18	28
Endeavor Energy Resources, LP 6.625% 2025[1]	785	841
Energy Transfer Operating, LP 5.00% 2050	188	204
Energy Transfer Partners, LP 6.125% 2045	20	24
Energy Transfer Partners, LP 5.30% 2047	175	195
Energy Transfer Partners, LP 6.00% 2048	680	809
Energy Transfer Partners, LP 6.25% 2049	410	496
Enterprise Products Operating LLC 2.80% 2030	188	204
Enterprise Products Operating LLC 3.20% 2052	607	619
EOG Resources, Inc. 4.375% 2030	14	17
EOG Resources, Inc. 4.95% 2050	47	64
EQM Midstream Partners, LP 6.00% 2025[1]	550	603
EQM Midstream Partners, LP 6.50% 2027[1]	590	665
EQT Corp. 7.875% 2025	80	91
EQT Corp. 5.00% 2029	1,130	1,194
Exxon Mobil Corp. 3.452% 2051	14	16
Genesis Energy, LP 8.00% 2027	1,232	1,229
Gray Oak Pipeline, LLC 2.60% 2025[1]	606	625
Harvest Midstream I, LP 7.50% 2028[1]	1,575	1,679
Kinder Morgan, Inc. 2.00% 2031	1,300	1,315
Kinder Morgan, Inc. 5.20% 2048	15	19
Kinder Morgan, Inc. 3.25% 2050	669	673
Leviathan Bond Ltd. 5.75% 2023[1]	245	262
Leviathan Bond Ltd. 6.75% 2030[1]	520	594
Magellan Midstream Partners, LP 3.95% 2050	1,000	1,129
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400	409
MPLX LP 1.75% 2026	831	860
MPLX LP 2.65% 2030	889	933
MPLX LP 5.50% 2049	32	42
MV24 Capital BV 6.748% 2034	1,732	1,901
Nabors Industries Inc. 5.75% 2025	15	8
New Fortress Energy Inc. 6.75% 2025[1]	10	11
NGL Energy Partners LP 7.50% 2023	149	106
Northriver Midstream Finance LP 5.625% 2026[1]	1,250	1,293
NuStar Logistics, LP 5.75% 2025	700	747
NuStar Logistics, LP 6.00% 2026	225	244
Occidental Petroleum Corp. 2.70% 2023	16	16
Occidental Petroleum Corp. 2.90% 2024	210	202
Occidental Petroleum Corp. 5.875% 2025	1,625	1,733
Occidental Petroleum Corp. 8.00% 2025	40	46
Occidental Petroleum Corp. 3.20% 2026	16	15
Occidental Petroleum Corp. 3.50% 2029	50	46
Occidental Petroleum Corp. 6.625% 2030	155	169
Occidental Petroleum Corp. 6.125% 2031	1,070	1,148
Oleoducto Central SA 4.00% 2027[1]	200	217
ONEOK, Inc. 2.20% 2025	18	19
ONEOK, Inc. 5.85% 2026	190	228
ONEOK, Inc. 4.00% 2027	59	66
ONEOK, Inc. 4.55% 2028	20	23
ONEOK, Inc. 4.35% 2029	35	40
ONEOK, Inc. 3.10% 2030	452	482
ONEOK, Inc. 6.35% 2031	715	918
ONEOK, Inc. 5.20% 2048	3	4
ONEOK, Inc. 4.50% 2050	11	12

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 7.15% 2051	$36	$50
Petrobras Global Finance Co. 5.60% 2031	1,270	1,462
Petrobras Global Finance Co. 6.75% 2050	1,060	1,318
Petróleos Mexicanos 6.875% 2025[1]	1,730	1,899
Petróleos Mexicanos 6.875% 2026	120	131
Petróleos Mexicanos 6.49% 2027	940	994
Petróleos Mexicanos 5.625% 2046	127	109
Petróleos Mexicanos 7.69% 2050	46	46
Phillips 66 3.90% 2028	45	52
Phillips 66 2.15% 2030	9	9
Pioneer Natural Resources Company 1.90% 2030	1,447	1,434
Plains All American Pipeline, LP 3.80% 2030	179	193
PTT Exploration and Production PCL 2.587% 2027[1]	400	418
QEP Resources, Inc. 5.625% 2026	60	66
Range Resources Corp. 4.875% 2025	40	38
Range Resources Corp. 9.25% 2026	300	314
Rattler Midstream Partners LP 5.625% 2025[1]	350	370
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	94	112
Sanchez Energy Corp. 7.25% 2023[1,2]	27	—	[3]
Shell International Finance BV 3.25% 2050	27	31
SM Energy Co. 6.625% 2027	85	68
Southwestern Energy Co. 6.45% 2025[4]	1,075	1,117
Southwestern Energy Co. 7.50% 2026	350	368
Southwestern Energy Co. 8.375% 2028	200	217
Sunoco LP 6.00% 2027	215	229
Sunoco LP 4.50% 2029[1]	1,775	1,849
Tallgrass Energy Partners, LP 7.50% 2025[1]	355	384
Targa Resources Partners LP 6.50% 2027	515	560
Targa Resources Partners LP 6.875% 2029	15	17
Targa Resources Partners LP 5.50% 2030	655	712
Targa Resources Partners LP 4.875% 2031[1]	220	239
Teekay Corp. 9.25% 2022[1]	80	82
Total Capital International 3.127% 2050	36	39
TransCanada PipeLines Ltd. 4.10% 2030	38	45
Transocean Guardian Ltd. 5.875% 2024[1]	109	92
Transocean Inc. 6.125% 2025[1]	225	214
Transocean Poseidon Ltd. 6.875% 2027[1]	247	225
Western Gas Partners LP 5.45% 2044	30	30
Western Midstream Operating, LP 4.10% 2025[4]	210	217
Western Midstream Operating, LP 4.75% 2028	75	78
Western Midstream Operating, LP 4.05% 2030	22	25
Western Midstream Operating, LP 5.25% 2050	200	220
Williams Companies, Inc. 3.50% 2030	257	291
Williams Partners LP 3.90% 2025	5	6
Williams Partners LP 6.30% 2040	8	11
Williams Partners LP 5.10% 2045	6	7
		55,018

Consumer discretionary 9.72%
99 Escrow Issuer, Inc. 7.50% 2026[1]	2,945	2,934
Affinity Gaming 6.875% 2027[1]	1,050	1,101
Allied Universal Holdco LLC 6.625% 2026[1]	900	961
Allied Universal Holdco LLC 9.75% 2027[1]	680	742
Amazon.com, Inc. 2.70% 2060	55	59
American Honda Finance Corp. 1.00% 2025	80	81
Bayerische Motoren Werke AG 2.95% 2022[1]	200	207
Booking Holdings Inc. 4.625% 2030	510	634
Boyd Gaming Corp. 8.625% 2025[1]	500	557
Boyd Gaming Corp. 4.75% 2027	790	822
Caesars Entertainment, Inc. 6.25% 2025[1]	715	762
Caesars Resort Collection, LLC 5.75% 2025[1]	690	732
Carnival Corp. 7.625% 2026[1]	1,000	1,091
Carnival Corp. 10.50% 2026[1]	850	991
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC 5.50% 2025[1]	115	120
Cedar Fair, LP 6.50% 2028[1]	1,170	1,271
Cedar Fair, LP 5.25% 2029	260	268

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Churchill Downs Inc. 4.75% 2028[1]	$120	$127
Cirsa Gaming Corp. SA 7.875% 2023[1]	410	414
Clarios Global LP 6.75% 2025[1]	200	216
Dana Inc. 5.625% 2028	385	415
Fertitta Entertainment, Inc. 6.75% 2024[1]	405	403
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	518
Ford Motor Co. 8.50% 2023	130	147
Ford Motor Co. 9.00% 2025	66	81
Ford Motor Credit Co. 3.81% 2024	200	205
Ford Motor Credit Co. 5.584% 2024	225	243
Ford Motor Credit Co. 5.125% 2025	605	659
Ford Motor Credit Co. 4.125% 2027	460	482
Ford Motor Credit Co. 5.113% 2029	200	223
Ford Motor Credit Co. 4.00% 2030	3,095	3,260
General Motors Financial Co. 5.20% 2023	229	251
Hanesbrands Inc. 5.375% 2025[1]	15	16
Hanesbrands Inc. 4.875% 2026[1]	445	484
Hilton Worldwide Holdings Inc. 5.75% 2028[1]	500	545
Hilton Worldwide Holdings Inc. 4.875% 2030	20	22
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	1,085	1,147
Home Depot, Inc. 2.70% 2030	50	56
Home Depot, Inc. 3.35% 2050	20	24
Hyundai Capital America 1.80% 2025[1]	80	82
International Game Technology PLC 6.50% 2025[1]	400	448
International Game Technology PLC 5.25% 2029[1]	2,090	2,255
Levi Strauss & Co. 5.00% 2025	75	77
Lithia Motors, Inc. 4.375% 2031[1]	1,125	1,209
Marriott International, Inc. 5.75% 2025	227	266
Marriott International, Inc. 3.50% 2032	800	877
Meituan Dianping 3.05% 2030[1]	1,200	1,249
Melco International Development Ltd. 5.75% 2028[1]	400	427
Merlin Entertainment 5.75% 2026[1]	200	211
MGM Growth Properties LLC 4.625% 2025[1]	325	348
MGM Growth Properties LLC 3.875% 2029[1]	1,120	1,147
MGM Resorts International 7.75% 2022	120	128
MGM Resorts International 6.00% 2023	150	161
MGM Resorts International 5.50% 2027	133	148
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 5.375%) 5.607% 2023[5,6]	1,995	1,914
MYT Holding LLC 7.50% 2025[1,7]	24	24
NCL Corp. Ltd. 12.25% 2024[1]	290	348
NCL Corp. Ltd. 5.875% 2026[1]	1,250	1,320
Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[5,6]	31	33
Newell Rubbermaid Inc. 4.875% 2025	200	220
Newell Rubbermaid Inc. 4.70% 2026	180	199
Newell Rubbermaid Inc. 5.875% 2036[4]	5	6
Nissan Motor Co., Ltd. 3.043% 2023[1]	1,119	1,171
Nissan Motor Co., Ltd. 4.81% 2030[1]	1,500	1,693
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	500	586
Panther BF Aggregator 2, LP 6.25% 2026[1]	40	43
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	196
Party City Holdings Inc. 6.125% 2023[1]	50	40
PetSmart, Inc. 7.125% 2023[1]	270	270
PetSmart, Inc. 5.875% 2025[1]	660	679
PetSmart, Inc. 8.875% 2025[1]	1,610	1,656
Royal Caribbean Cruises Ltd. 9.125% 2023[1]	1,040	1,130
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	810	923
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	450	463
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	380	423
Sands China Ltd. 4.375% 2030[1]	200	223
Scientific Games Corp. 8.625% 2025[1]	710	778
Scientific Games Corp. 8.25% 2026[1]	50	54
Scientific Games Corp. 7.00% 2028[1]	420	452
Scientific Games Corp. 7.25% 2029[1]	455	500
Six Flags Entertainment Corp. 4.875% 2024[1]	520	522
Six Flags Theme Parks Inc. 7.00% 2025[1]	315	341

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 1.35% 2023	$150	$154
Toyota Motor Credit Corp. 0.80% 2025	233	235
Toyota Motor Credit Corp. 3.375% 2030	57	67
Vail Resorts, Inc. 6.25% 2025[1]	110	118
VICI Properties LP 4.25% 2026[1]	160	166
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	10	10
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	150	154
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	235	248
Viking Cruises Ltd. 13.00% 2025[1]	145	174
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	262
Volkswagen Group of America Finance, LLC 1.25% 2025[1]	200	202
Wyndham Worldwide Corp. 5.375% 2026[1]	475	493
Wyndham Worldwide Corp. 4.375% 2028[1]	635	661
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	61
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	80	83
Wynn Macau, Ltd. 5.625% 2028[1]	1,125	1,181
Wynn Resorts Ltd. 7.75% 2025[1]	370	401
Wynn Resorts Ltd. 5.125% 2029[1]	660	692
YUM! Brands, Inc. 7.75% 2025[1]	88	98
		53,971

Communication services 8.07%
Alphabet Inc. 2.25% 2060	30	29
AT&T Inc. 2.25% 2032	1,100	1,117
AT&T Inc. 3.30% 2052	550	545
AT&T Inc. 3.50% 2053[1]	24	24
Axiata SPV5 Labuan Ltd. 3.064% 2050	200	201
Cable One, Inc. 4.00% 2030[1]	825	859
Cablevision Systems Corp. 5.375% 2028[1]	650	696
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	212
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	350	378
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	2,910	3,070
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	2,285	2,443
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	16
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	24
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30	31
CenturyLink, Inc. 4.00% 2027[1]	365	377
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	293	297
Comcast Corp. 2.65% 2030	200	219
Comcast Corp. 1.95% 2031	32	33
Comcast Corp. 3.75% 2040	15	18
Comcast Corp. 4.00% 2048	35	44
CSC Holdings, LLC 4.625% 2030[1]	400	418
Diamond Sports Group LLC 5.375% 2026[1]	138	112
Diamond Sports Group LLC 6.625% 2027[1]	435	264
Discovery Communications, Inc. 4.65% 2050	28	35
Embarq Corp. 7.995% 2036	1,000	1,235
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[5,6]	50	50
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[5,6]	325	340
Front Range BidCo, Inc. 6.125% 2028[1]	2,120	2,246
Frontier Communications Corp. 10.50% 2022[2]	130	68
Frontier Communications Corp. 5.875% 2027[1]	450	487
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,123
Frontier Communications Corp. 6.75% 2029[1]	499	535
Gray Television, Inc. 7.00% 2027[1]	430	471
Inmarsat PLC 6.75% 2026[1]	230	248
Intelsat Jackson Holding Co. 5.50% 2023[2]	65	44
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1,2]	45	32
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,6]	17	17
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[5]	35	36
Lamar Media Corp. 4.875% 2029	650	692
Lamar Media Corp. 4.00% 2030	100	104
Level 3 Financing, Inc. 4.25% 2028[1]	500	514
Live Nation Entertainment, Inc. 4.75% 2027[1]	750	771
Live Nation Entertainment, Inc. 6.50% 2027[1]	200	224
Live Nation Entertainment, Inc. 3.75% 2028[1]	100	101

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Match Group, Inc. 4.625% 2028[1]	$150	$158
Match Group, Inc. 4.125% 2030[1]	600	624
MDC Partners Inc. 6.50% 2024[1]	335	340
Meredith Corp. 6.875% 2026	215	210
Netflix, Inc. 4.875% 2030[1]	1,250	1,440
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,415
Nexstar Escrow Corp. 5.625% 2027[1]	70	75
Numericable Group SA 7.375% 2026[1]	400	422
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	530
OUTFRONT Media Capital LLC 4.625% 2030[1]	720	737
PLDT Inc. 2.50% 2031	400	418
Scripps Escrow II, Inc. 3.875% 2029[1]	500	522
Scripps Escrow II, Inc. 5.375% 2031[1]	800	843
Sinclair Television Group, Inc. 4.125% 2030[1]	2,025	2,078
Sirius XM Radio Inc. 4.125% 2030[1]	185	197
Sprint Corp. 7.25% 2021	190	198
Sprint Corp. 6.875% 2028	2,080	2,746
Sprint Corp. 8.75% 2032	350	555
TEGNA Inc. 4.625% 2028[1]	150	154
Tencent Holdings Ltd. 3.975% 2029	200	228
Tencent Holdings Ltd. 3.24% 2050[1]	200	207
T-Mobile US, Inc. 3.875% 2030[1]	300	348
T-Mobile US, Inc. 2.55% 2031[1]	1,500	1,577
T-Mobile US, Inc. 3.30% 2051[1]	76	78
Univision Communications Inc. 5.125% 2025[1]	150	151
Univision Communications Inc. 6.625% 2027[1]	3,225	3,469
Verizon Communications Inc. 4.329% 2028	74	89
Verizon Communications Inc. 4.016% 2029	35	42
Vodafone Group PLC 4.25% 2050	25	31
Warner Music Group 5.50% 2026[1]	180	187
Warner Music Group 3.875% 2030[1]	225	239
Ziggo Bond Co. BV 5.125% 2030[1]	100	106
Ziggo Bond Finance BV 5.50% 2027[1]	1,190	1,244
Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,317
		44,811

Materials 7.64%
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	329
Anglo American Capital PLC 2.625% 2030[1]	805	843
Anglo American Capital PLC 3.95% 2050[1]	206	232
Arconic Corp. 6.00% 2025[1]	115	123
Ardagh Group SA 6.50% 2027[1,7]	1,340	1,432
Ardagh Packaging Finance 5.25% 2027[1]	400	420
Axalta Coating Systems LLC 4.75% 2027[1]	1,085	1,156
Ball Corp. 2.875% 2030	1,200	1,199
Braskem Idesa SAPI 7.45% 2029[1]	1,450	1,363
Braskem Idesa SAPI 7.45% 2029	500	470
Braskem SA 4.50% 2030[1]	1,370	1,409
Braskem SA 4.50% 2030	1,050	1,080
Braskem SA 5.875% 2050[1]	400	414
BWAY Parent Co., Inc. 5.50% 2024[1]	135	138
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[1]	200	201
Cascades Inc. 5.125% 2026[1]	100	106
Cascades Inc. 5.375% 2028[1]	95	101
Cleveland-Cliffs Inc. 4.875% 2024[1]	115	117
Cleveland-Cliffs Inc. 9.875% 2025[1]	145	171
Cleveland-Cliffs Inc. 6.75% 2026[1]	260	281
Cleveland-Cliffs Inc. 5.875% 2027	160	163
CVR Partners, LP 9.25% 2023[1]	1,500	1,503
Dow Chemical Co. 4.80% 2049	62	84
Element Solutions Inc. 3.875% 2028[1]	170	175
First Quantum Minerals Ltd. 7.50% 2025[1]	700	730
First Quantum Minerals Ltd. 6.875% 2027[1]	2,300	2,498
Freeport-McMoRan Inc. 5.40% 2034	225	282
Fresnillo PLC 4.25% 2050[1]	200	220
FXI Holdings, Inc. 7.875% 2024[1]	1,333	1,346
FXI Holdings, Inc. 12.25% 2026[1]	1,491	1,702

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
GPC Merger Sub Inc. 7.125% 2028[1]	$527	$583
GrafTech Finance Inc. 4.625% 2028[1]	1,350	1,370
Graphic Packaging International, Inc. 3.50% 2029[1]	285	292
Hexion Inc. 7.875% 2027[1]	1,240	1,329
INEOS Group Holdings SA 5.625% 2024[1]	200	203
LSB Industries, Inc. 9.625% 2023[1]	1,125	1,163
LYB International Finance III, LLC 2.25% 2030	1,185	1,226
LYB International Finance III, LLC 3.625% 2051	1,091	1,194
Methanex Corp. 5.125% 2027	1,860	2,024
Newcrest Finance Pty Ltd. 3.25% 2030[1]	62	69
Newcrest Finance Pty Ltd. 4.20% 2050[1]	15	18
Nouryon Holding BV 8.00% 2026[1]	385	410
Nova Chemicals Corp. 5.25% 2027[1]	1,500	1,600
Novelis Corp. 4.75% 2030[1]	290	313
Nutrition & Biosciences, Inc. 1.832% 2027[1]	24	25
Nutrition & Biosciences, Inc. 2.30% 2030[1]	800	824
Nutrition & Biosciences, Inc. 3.468% 2050[1]	500	543
Olin Corp. 9.50% 2025[1]	445	557
Owens-Illinois, Inc. 5.875% 2023[1]	120	129
Owens-Illinois, Inc. 6.625% 2027[1]	450	488
Praxair, Inc. 2.00% 2050	18	17
Rayonier A.M. Products Inc. 7.625% 2026[1]	695	726
S.P.C.M. SA 4.875% 2025[1]	200	207
Scotts Miracle-Gro Co. 4.50% 2029	105	114
Sealed Air Corp. 5.25% 2023[1]	25	27
Sealed Air Corp. 4.00% 2027[1]	68	73
Silgan Holdings Inc. 4.125% 2028	84	88
Summit Materials, Inc. 6.50% 2027[1]	270	288
Summit Materials, Inc. 5.25% 2029[1]	320	336
Trivium Packaging BV 5.50% 2026[1]	200	212
Trivium Packaging BV 8.50% 2027[1]	200	219
Tronox Ltd. 5.75% 2025[1]	30	31
Tronox Ltd. 6.50% 2026[1]	285	297
Vale Overseas Ltd. 3.75% 2030	561	625
Valvoline Inc. 4.375% 2025	395	408
Valvoline Inc. 4.25% 2030[1]	35	37
Valvoline Inc. 3.625% 2031[1]	1,535	1,581
Venator Materials Corp. 5.75% 2025[1]	315	295
Venator Materials Corp. 9.50% 2025[1]	1,810	1,982
W. R. Grace & Co. 4.875% 2027[1]	180	191
		42,402

Health care 7.02%
Abbott Laboratories 3.75% 2026	30	35
AstraZeneca PLC 3.375% 2025	65	73
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,943
Bausch Health Companies Inc. 9.25% 2026[1]	250	279
Bausch Health Companies Inc. 5.75% 2027[1]	200	215
Bausch Health Companies Inc. 5.00% 2028[1]	660	681
Bausch Health Companies Inc. 7.00% 2028[1]	830	914
Bausch Health Companies Inc. 5.00% 2029[1]	1,129	1,163
Bausch Health Companies Inc. 6.25% 2029[1]	75	82
Bausch Health Companies Inc. 5.25% 2030[1]	1,385	1,452
Bausch Health Companies Inc. 5.25% 2031[1]	105	110
Becton, Dickinson and Company 2.894% 2022	111	115
Becton, Dickinson and Company 3.70% 2027	190	218
Becton, Dickinson and Company 2.823% 2030	23	25
Becton, Dickinson and Company 3.794% 2050	36	43
Boston Scientific Corp. 2.65% 2030	150	161
Catalent Pharma Solutions Inc. 5.00% 2027[1]	455	481
Catalent, Inc. 4.875% 2026[1]	180	184
Centene Corp. 5.375% 2026[1]	45	48
Centene Corp. 4.25% 2027	465	494
Centene Corp. 4.625% 2029	581	646
Centene Corp. 3.00% 2030	610	647
Centene Corp. 3.375% 2030	644	679
Charles River Laboratories International, Inc. 5.50% 2026[1]	45	47

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Charles River Laboratories International, Inc. 4.25% 2028[1]	$143	$150
Community Health Systems Inc. 5.625% 2027[1]	1,000	1,076
Community Health Systems Inc. 6.00% 2029[1]	1,000	1,081
DaVita Inc. 4.625% 2030[1]	500	530
Emergent BioSolutions Inc. 3.875% 2028[1]	580	602
Encompass Health Corp. 4.50% 2028	357	374
Encompass Health Corp. 4.75% 2030	280	300
Encompass Health Corp. 4.625% 2031	500	536
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	936
HCA Inc. 5.375% 2026	425	489
HCA Inc. 5.625% 2028	280	331
IMS Health Holdings, Inc. 5.00% 2026[1]	600	630
Jaguar Holding Co. II 4.625% 2025[1]	105	111
Jaguar Holding Co. II 5.00% 2028[1]	1,190	1,272
Molina Healthcare, Inc. 5.375% 2022	40	42
Molina Healthcare, Inc. 4.375% 2028[1]	1,325	1,396
Novartis Capital Corp. 1.75% 2025	41	43
Novartis Capital Corp. 2.00% 2027	24	26
Par Pharmaceutical Inc. 7.50% 2027[1]	585	635
PAREXEL International Corp. 6.375% 2025[1]	215	221
Partners HealthCare System, Inc. 3.192% 2049	42	46
Radiology Partners, Inc. 9.25% 2028[1]	265	299
Rede D’Or Finance SARL 4.50% 2030	200	209
Regeneron Pharmaceuticals, Inc. 1.75% 2030	786	775
Regeneron Pharmaceuticals, Inc. 2.80% 2050	580	564
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,712
Select Medical Holdings Corp. 6.25% 2026[1]	196	211
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[5,6]	187	188
Surgery Center Holdings 10.00% 2027[1]	235	260
Syneos Health, Inc. 3.625% 2029[1]	1,570	1,577
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	307	314
Tenet Healthcare Corp. 6.75% 2023	365	393
Tenet Healthcare Corp. 4.625% 2024	50	51
Tenet Healthcare Corp. 7.50% 2025[1]	190	208
Tenet Healthcare Corp. 4.875% 2026[1]	160	168
Tenet Healthcare Corp. 5.125% 2027[1]	500	531
Tenet Healthcare Corp. 4.625% 2028[1]	750	787
Tenet Healthcare Corp. 6.125% 2028[1]	410	429
Teva Pharmaceutical Finance Co. BV 3.15% 2026	5,310	5,114
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,190	1,348
Thermo Fisher Scientific Inc. 4.497% 2030	18	23
UnitedHealth Group Inc. 2.375% 2024	15	16
UnitedHealth Group Inc. 1.25% 2026	278	287
Upjohn Inc. 2.70% 2030[1]	758	805
Upjohn Inc. 4.00% 2050[1]	552	632
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	200	206
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	222
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	84
		38,975

Industrials 6.09%
Allison Transmission Holdings, Inc. 3.75% 2031[1]	175	179
Associated Materials, LLC 9.00% 2025[1]	328	349
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	225	230
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,960	2,005
Avis Budget Group, Inc. 6.375% 2024[1]	90	92
Avis Budget Group, Inc. 5.75% 2027[1]	500	506
Boeing Company 4.875% 2025	207	236
Boeing Company 2.75% 2026	25	26
Boeing Company 3.10% 2026	29	31
Boeing Company 3.25% 2028	1,000	1,073
Boeing Company 2.95% 2030	14	15
Boeing Company 3.625% 2031	719	789
Boeing Company 3.60% 2034	30	32
Bombardier Inc. 5.75% 2022[1]	35	36
Bombardier Inc. 6.125% 2023[1]	139	136
Bombardier Inc. 7.50% 2024[1]	75	72

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Bombardier Inc. 7.50% 2025[1]	$610	$567
Bombardier Inc. 7.875% 2027[1]	50	46
Booz Allen Hamilton Inc. 3.875% 2028[1]	505	521
Burlington Northern Santa Fe, LLC 3.05% 2051	30	34
BWX Technologies, Inc. 4.125% 2028[1]	1,150	1,201
Carrier Global Corp. 2.242% 2025	36	38
Carrier Global Corp. 2.493% 2027	18	19
Carrier Global Corp. 2.722% 2030	40	43
Covanta Holding Corp. 5.00% 2030	105	113
CP Atlas Buyer, Inc. 7.00% 2028[1]	350	364
CSX Corp. 4.50% 2049	25	34
Dun & Bradstreet Corp. 6.875% 2026[1]	108	116
Dun & Bradstreet Corp. 10.25% 2027[1]	897	1,013
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	504
GFL Environmental Inc. 3.75% 2025[1]	980	1,001
GFL Environmental Inc. 4.25% 2025[1]	250	260
GFL Environmental Inc. 4.00% 2028[1]	2,000	2,019
Harsco Corp. 5.75% 2027[1]	395	418
Honeywell International Inc. 2.30% 2024	75	80
Honeywell International Inc. 2.70% 2029	35	39
Howmet Aerospace Inc. 6.875% 2025	85	100
IAA Spinco Inc. 5.50% 2027[1]	200	212
JELD-WEN Holding, Inc. 4.875% 2027[1]	180	191
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	73
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	51
MasTec, Inc. 4.50% 2028[1]	1,100	1,156
Mexico City Airport Trust 4.25% 2026	200	212
Mexico City Airport Trust 3.875% 2028	400	414
Moog Inc. 4.25% 2027[1]	101	105
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	50	54
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	300	340
Norfolk Southern Corp. 3.00% 2022	44	45
Norfolk Southern Corp. 3.05% 2050	8	9
Northrop Grumman Corp. 2.55% 2022	60	62
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 3.904% 2025[5,6]	147	147
Rexnord Corp. 4.875% 2025[1]	200	205
Rolls-Royce PLC 5.75% 2027[1]	1,580	1,752
Sensata Technologies, Inc. 3.75% 2031[1]	150	156
Signature Aviation PLC 4.00% 2028[1]	500	504
SkyMiles IP Ltd. 4.75% 2028[1]	1,140	1,245
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[5,6]	750	779
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 2021[6]	120	119
Spirit Loyalty KY Ltd/IP 8.00% 2025[1]	650	731
Stericycle, Inc. 3.875% 2029[1]	130	134
The Brink’s Co. 5.50% 2025[1]	500	535
TransDigm Inc. 6.25% 2026[1]	1,295	1,381
TransDigm Inc. 5.50% 2027	875	921
Uber Technologies, Inc. 8.00% 2026[1]	555	605
Union Pacific Corp. 4.30% 2049	75	98
Union Pacific Corp. 3.25% 2050	13	15
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,050
United Rentals, Inc. 5.875% 2026	130	138
United Rentals, Inc. 3.875% 2031	250	263
Vertical Holdco GMBH 7.625% 2028[1]	1,100	1,201
Vertical U.S. Newco Inc. 5.25% 2027[1]	1,250	1,327
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	25	24
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	25	24
WESCO Distribution, Inc. 7.125% 2025[1]	1,100	1,211
WESCO Distribution, Inc. 7.25% 2028[1]	1,465	1,668
Westinghouse Air Brake Technologies Corp. 3.20% 2025	323	349
		33,843

Financials 5.17%
Advisor Group Holdings, LLC 6.25% 2028[1]	820	831
AG Merger Sub II, Inc. 10.75% 2027[1]	568	629
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	2,063	2,211
Allstate Corp. 3.85% 2049	20	25

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Ally Financial Inc. 8.00% 2031	$25	$36
American International Group, Inc. 3.40% 2030	120	138
American International Group, Inc. 4.375% 2050	50	65
AON Corp. 2.20% 2022	48	50
AssuredPartners, Inc. 8.00% 2027[1]	320	348
AssuredPartners, Inc. 5.625% 2029[1]	310	324
Bangkok Bank PCL 4.45% 2028	200	232
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[4]	600	626
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[4]	240	243
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	1,230	1,247
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[4]	80	83
Bank of East Asia, Ltd., subordinated 4.00% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.75% on 5/29/2025)[4]	1,000	1,051
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[4]	1,000	1,026
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[4]	90	91
Compass Diversified Holdings 8.00% 2026[1]	1,980	2,086
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,4]	400	471
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	150	153
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	170	185
Fairstone Financial Inc. 7.875% 2024[1]	222	236
FS Energy and Power Fund 7.50% 2023[1]	2,472	2,380
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	100	101
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,4]	250	256
Hartford Financial Services Group, Inc. 2.80% 2029	60	65
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[4]	200	231
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[4]	201	208
HUB International Ltd. 7.00% 2026[1]	1,500	1,570
Intercontinental Exchange, Inc. 2.65% 2040	575	592
Intercontinental Exchange, Inc. 3.00% 2060	55	58
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	53	57
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[4]	99	110
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[4]	600	617
Ladder Capital Corp. 4.25% 2027[1]	1,300	1,280
LPL Financial Holdings Inc. 4.625% 2027[1]	140	145
MetLife, Inc. 4.55% 2030	40	50
Metropolitan Life Global Funding I 1.95% 2023[1]	150	155
Morgan Stanley 3.70% 2024	50	56
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	330	333
MSCI Inc. 5.375% 2027[1]	200	214
MSCI Inc. 3.875% 2031[1]	400	424
National Financial Partners Corp. 6.875% 2028[1]	999	1,068
Navient Corp. 6.75% 2026	1,225	1,338
Navient Corp. 5.00% 2027	1,710	1,727
Navient Corp. 5.625% 2033	65	63
New York Life Global Funding 1.20% 2030[1]	21	20
New York Life Insurance Company 3.75% 2050[1]	11	13
Power Financial Corp Ltd. 6.15% 2028	600	732
Progressive Corp. 3.20% 2030	30	35
Rede D’Or Finance SARL 4.50% 2030[1]	2,060	2,152
Starwood Property Trust, Inc. 5.00% 2021	150	153
Travelers Companies, Inc. 4.10% 2049	20	26
Travelers Companies, Inc. 2.55% 2050	3	3
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	16	17
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[4]	57	62
		28,698

Consumer staples 4.34%
Albertsons Companies, Inc. 4.625% 2027[1]	500	532
Albertsons Companies, Inc. 3.50% 2029[1]	1,810	1,831
Altria Group, Inc. 3.40% 2030	800	899
Altria Group, Inc. 4.45% 2050	50	59
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	118
B&G Foods, Inc. 5.25% 2025	245	253
B&G Foods, Inc. 5.25% 2027	800	851

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 2.726% 2031	$1,000	$1,037
British American Tobacco PLC 4.54% 2047	148	164
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	465	498
Central Garden & Pet Co. 4.125% 2030	500	522
Coca-Cola Co. 1.375% 2031	80	80
Conagra Brands, Inc. 1.375% 2027	35	35
Conagra Brands, Inc. 5.30% 2038	2	3
Constellation Brands, Inc. 2.875% 2030	40	44
Darling Ingredients Inc. 5.25% 2027[1]	280	298
Edgewell Personal Care Co. 5.50% 2028[1]	150	161
Energizer Holdings, Inc. 7.75% 2027[1]	225	250
Energizer Holdings, Inc. 4.375% 2029[1]	340	353
H.J. Heinz Co. 3.875% 2027[1]	419	452
H.J. Heinz Co. 4.25% 2031[1]	556	620
H.J. Heinz Co. 5.50% 2050[1]	1,500	1,894
JBS Investments GmbH II 5.75% 2028[1]	1,450	1,554
Keurig Dr Pepper Inc. 3.20% 2030	150	170
Keurig Dr Pepper Inc. 3.80% 2050	39	47
Kimberly-Clark Corp. 3.10% 2030	162	187
Kraft Heinz Company 5.20% 2045	180	214
Kraft Heinz Company 4.375% 2046	55	60
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	70	73
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	2,060	2,161
MARB BondCo PLC 6.875% 2025[1]	1,100	1,139
Molson Coors Brewing Co. 4.20% 2046	20	23
NBM US Holdings, Inc. 6.625% 2029[1]	500	574
Nestlé Holdings, Inc. 1.00% 2027[1]	205	206
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 2026[5,6]	1,083	1,087
PepsiCo, Inc. 3.625% 2050	50	64
Philip Morris International Inc. 3.375% 2029	85	97
Philip Morris International Inc. 1.75% 2030	607	615
Philip Morris International Inc. 2.10% 2030	124	129
Post Holdings, Inc. 5.00% 2026[1]	425	440
Post Holdings, Inc. 5.50% 2029[1]	955	1,043
Post Holdings, Inc. 4.625% 2030[1]	1,436	1,512
Prestige Brands International Inc. 6.375% 2024[1]	100	102
Procter & Gamble Company 0.55% 2025	50	51
TreeHouse Foods, Inc. 4.00% 2028	770	798
United Natural Foods, Inc. 6.75% 2028[1]	755	791
		24,091

Information technology 4.20%
Adobe Inc. 2.30% 2030	105	114
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	1,150	1,156
Apple Inc. 1.25% 2030	50	50
Apple Inc. 2.40% 2050	30	31
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[5,6]	25	25
Austin BidCo Inc. 7.125% 2028[1]	650	680
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[5,6]	25	25
Banff Merger Sub Inc. 9.75% 2026[1]	2,680	2,898
Black Knight Inc. 3.625% 2028[1]	1,420	1,455
Blue Yonder Group, Inc. 4.25% 2026[1]	600	616
BMC Software, Inc. 7.125% 2025[1]	800	870
BMC Software, Inc. 9.125% 2026[1]	90	97
Broadcom Inc. 4.75% 2029	350	419
Broadcom Inc. 4.15% 2030	350	405
Broadcom Inc. 5.00% 2030	111	135
Broadcom Ltd. 3.875% 2027	110	124
Diebold Nixdorf, Inc. 9.375% 2025[1]	2,100	2,356
Fair Isaac Corp. 4.00% 2028[1]	190	200
Fiserv, Inc. 2.25% 2027	150	160
Gartner, Inc. 4.50% 2028[1]	625	660
Global Payments Inc. 2.90% 2030	116	126
Mastercard Inc. 3.85% 2050	100	129
Microsoft Corp. 2.525% 2050	48	51
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	299	301

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Oracle Corp. 3.60% 2050	$50	$58
PayPal Holdings, Inc. 2.85% 2029	63	70
PayPal Holdings, Inc. 2.30% 2030	46	49
Sabre GLBL Inc. 7.375% 2025[1]	645	701
ServiceNow, Inc. 1.40% 2030	745	727
Shift4 Payments LLC 4.625% 2026[1]	975	1,016
Solera Holdings, Inc. 10.50% 2024[1]	50	52
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	1,272	1,281
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[5,6]	275	284
Unisys Corp. 6.875% 2027[1]	775	849
Veritas Holdings Ltd. 10.50% 2024[1]	1,400	1,429
Veritas Holdings Ltd. 7.50% 2025[1]	1,980	2,034
Visa Inc. 2.70% 2040	120	131
Xerox Corp. 5.00% 2025[1]	1,200	1,279
Xerox Corp. 5.50% 2028[1]	275	292
		23,335

Utilities 3.23%
AEP Transmission Co. LLC 3.80% 2049	20	25
AES Corp. 3.95% 2030[1]	1,125	1,274
AES Panama Generation Holdings SRL 4.375% 2030[1]	475	514
American Electric Power Company, Inc. 3.65% 2021	140	144
American Electric Power Company, Inc. 1.00% 2025	25	25
AmeriGas Partners, LP 5.625% 2024	175	189
Calpine Corp. 5.125% 2028[1]	90	95
Connecticut Light and Power Co. 0.75% 2025	50	51
Connecticut Light and Power Co. 3.20% 2027	25	28
Consumers Energy Co. 3.10% 2050	36	42
DPL Inc. 4.125% 2025[1]	390	422
Duke Energy Corp. 2.45% 2030	175	186
Edison International 3.55% 2024	104	112
Edison International 4.95% 2025	130	149
Edison International 5.75% 2027	16	19
Edison International 4.125% 2028	934	1,042
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	538
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,350	1,453
ENN Energy Holdings Ltd. 2.625% 2030[1]	1,200	1,208
ENN Energy Holdings Ltd. 2.625% 2030	200	201
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[4]	180	199
FirstEnergy Corp. 2.25% 2030	118	114
FirstEnergy Corp. 2.65% 2030	1,622	1,629
FirstEnergy Corp. 7.375% 2031	177	253
Jersey Central Power & Light Co. 4.30% 2026[1]	50	56
NGL Energy Partners LP 7.50% 2026	200	124
NRG Energy, Inc. 7.25% 2026	235	248
Pacific Gas and Electric Co. 2.95% 2026	29	31
Pacific Gas and Electric Co. 2.10% 2027	300	305
Pacific Gas and Electric Co. 3.30% 2027	37	40
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,196
Pacific Gas and Electric Co. 4.65% 2028	125	143
Pacific Gas and Electric Co. 2.50% 2031	810	812
Pacific Gas and Electric Co. 3.50% 2050	570	568
PG&E Corp. 5.00% 2028	510	544
PG&E Corp. 5.25% 2030	390	429
Public Service Company of Colorado 3.80% 2047	10	12
Public Service Electric and Gas Co. 2.05% 2050	28	26
San Diego Gas & Electric Co. 1.70% 2030	1,375	1,392
San Diego Gas & Electric Co. 3.75% 2047	54	63
Sempra Energy 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.55% on 10/15/2025)[4]	750	803
Southern California Edison Co. 2.25% 2030	50	52
Southern California Edison Co. 3.65% 2050	194	221
Southern California Gas Company 2.55% 2030	25	27
State Grid Overseas Investment Ltd. 3.50% 2027[1]	200	223
Talen Energy Corp. 10.50% 2026[1]	30	27
Talen Energy Corp. 7.25% 2027[1]	185	197
Talen Energy Corp. 6.625% 2028[1]	190	199

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Supply, LLC 7.625% 2028[1]	$165	$178
Virginia Electric and Power Co. 2.45% 2050	25	25
Xcel Energy Inc. 2.60% 2029	50	54
Xcel Energy Inc. 3.50% 2049	40	47
		17,954

Real estate 2.19%
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,489	1,490
American Campus Communities, Inc. 3.30% 2026	38	42
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	198
Brookfield Property REIT Inc. 5.75% 2026[1]	1,975	1,952
Corporate Office Properties LP 2.25% 2026	209	218
Equinix, Inc. 2.90% 2026	68	74
Equinix, Inc. 1.55% 2028	255	259
Equinix, Inc. 3.20% 2029	75	83
Equinix, Inc. 2.15% 2030	830	846
Hospitality Properties Trust 7.50% 2025	142	164
Howard Hughes Corp. 5.375% 2025[1]	1,695	1,752
Howard Hughes Corp. 5.375% 2028[1]	1,400	1,508
Iron Mountain Inc. 5.00% 2028[1]	344	366
Iron Mountain Inc. 5.25% 2028[1]	500	529
Iron Mountain Inc. 4.875% 2029[1]	1,460	1,542
Iron Mountain Inc. 4.50% 2031[1]	360	378
Medical Properties Trust, Inc. 5.00% 2027	125	133
Medical Properties Trust, Inc. 3.50% 2031	515	533
Service Properties Trust 5.50% 2027	65	71
Westfield Corp. Ltd. 3.50% 2029[1]	10	10
		12,153

Total corporate bonds, notes & loans		375,251

Bonds & notes of governments & government agencies outside the U.S. 9.10%
Abu Dhabi (Emirate of) 2.50% 2029[1]	500	541
Abu Dhabi (Emirate of) 1.70% 2031[1]	200	200
Angola (Republic of) 8.00% 2029	1,640	1,546
Angola (Republic of) 8.00% 2029[1]	600	566
Argentine Republic 1.00% 2029	133	58
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[4]	2,885	1,174
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[4]	972	357
Armenia (Republic of) 7.15% 2025	200	231
Bahrain (Kingdom of) 6.125% 2022	250	262
Bahrain (Kingdom of) 6.125% 2023	700	755
Belarus (Republic of) 6.875% 2023	400	419
Belarus (Republic of) 5.875% 2026	1,400	1,440
Cameroon (Republic of) 9.50% 2025[1]	1,220	1,362
Colombia (Republic of) 4.50% 2029	300	348
Colombia (Republic of) 7.375% 2037	300	439
Colombia (Republic of) 4.125% 2051	400	446
Costa Rica (Republic of) 4.375% 2025	400	374
Costa Rica (Republic of) 6.125% 2031	728	682
Costa Rica (Republic of) 6.125% 2031[1]	600	562
Costa Rica (Republic of) 7.00% 2044	372	344
Costa Rica (Republic of) 7.158% 2045	200	186
Cote d’Ivoire (Republic of) 5.75% 2032[4]	1,006	1,018
Dominican Republic 5.50% 2025	400	451
Dominican Republic 5.95% 2027	750	884
Dominican Republic 4.875% 2032[1]	200	222
Dominican Republic 5.875% 2060	300	331
Egypt (Arab Republic of) 6.588% 2028[1]	200	220
Egypt (Arab Republic of) 7.60% 2029	500	576
Egypt (Arab Republic of) 7.625% 2032[1]	500	568
Egypt (Arab Republic of) 8.15% 2059	200	221
Ethiopia (Federal Democratic Republic of) 6.625% 2024	2,400	2,448
Export-Import Bank of India 3.25% 2030	600	643
Gabonese Republic 6.375% 2024	400	417
Ghana (Republic of) 8.125% 2032[1]	700	743

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ghana (Republic of) 8.95% 2051	$1,500	$1,569
Honduras (Republic of) 6.25% 2027	400	464
Honduras (Republic of) 5.625% 2030[1]	150	172
Indonesia (Republic of) 5.25% 2042	300	390
Israel (State of) 3.375% 2050	200	222
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	426
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	300	332
Kazakhstan (Republic of) 4.875% 2044	400	544
Kenya (Republic of) 6.875% 2024[1]	200	220
Kenya (Republic of) 7.25% 2028	400	450
Kenya (Republic of) 8.25% 2048	200	230
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[4]	1,860	1,712
Pakistan (Islamic Republic of) 8.25% 2024	700	765
Pakistan (Islamic Republic of) 6.875% 2027	200	209
Panama (Republic of) 7.125% 2026	200	256
Panama (Republic of) 3.16% 2030	400	444
Panama (Republic of) 4.50% 2050	400	516
Paraguay (Republic of) 4.70% 2027[1]	400	469
Paraguay (Republic of) 4.95% 2031	450	546
Peru (Republic of) 4.125% 2027	300	354
Peru (Republic of) 2.783% 2031	200	220
Peru (Republic of) 2.78% 2060	1,299	1,313
Peru (Republic of) 3.23% 2121	1,400	1,400
PETRONAS Capital Ltd. 3.50% 2030[1]	300	345
PETRONAS Capital Ltd. 4.55% 2050[1]	200	268
Philippines (Republic of) 2.95% 2045	600	635
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	400	442
Qatar (State of) 3.75% 2030[1]	400	472
Qatar (State of) 5.103% 2048	200	282
Qatar (State of) 4.40% 2050[1]	400	522
Romania 2.75% 2026	€100	135
Romania 2.00% 2032	200	257
Romania 3.50% 2034	30	44
Romania 5.125% 2048	$400	513
Romania 5.125% 2048[1]	300	385
Russian Federation 4.375% 2029	1,000	1,169
Russian Federation 5.25% 2047	400	555
Senegal (Republic of) 4.75% 2028	€200	261
Serbia (Republic of) 3.125% 2027	200	275
South Africa (Republic of) 5.875% 2030	$500	568
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	600	365
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	1,023
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	346
Tunisia (Republic of) 5.75% 2025	990	906
Tunisia (Republic of) 6.375% 2026	€100	112
Turkey (Republic of) 6.375% 2025	$200	217
Turkey (Republic of) 7.375% 2025	400	447
Turkey (Republic of) 7.625% 2029	950	1,099
Turkey (Republic of) 6.00% 2041	200	198
Ukraine 7.75% 2026	400	453
Ukraine 7.75% 2027	200	227
Ukraine 9.75% 2028	200	247
Ukraine 7.375% 2032	800	881
United Mexican States 3.75% 2028	200	225
United Mexican States 4.50% 2029	600	706
United Mexican States 2.659% 2031	649	666
United Mexican States 6.05% 2040	400	537
United Mexican States 4.75% 2044	200	239
United Mexican States 5.00% 2051	200	250
		50,529

Mortgage-backed obligations 8.72%
Commercial mortgage-backed securities 6.48%
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[8]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[8]	10	12
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	25	29
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[8]	10	12

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,8]	$10	$12
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	20	22
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[1,8]	1,000	1,045
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	10	11
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,8]	500	508
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[6,8]	727	765
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.181% 2046[1,6,8]	250	243
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[8]	438	482
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,8]	1,150	1,238
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[8]	313	339
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[8]	600	615
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 2045[8]	55	56
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,8]	500	508
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[8]	85	88
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[8]	440	451
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,6,8]	300	268
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,8]	560	589
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,8]	500	519
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[8]	80	83
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.311% 2046[1,6,8]	113	103
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[6,8]	320	328
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,6,8]	200	211
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[8]	108	118
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[8]	500	550
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[8]	75	79
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.446% 2047[6,8]	93	91
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,8]	250	275
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.511% 2047[6,8]	110	117
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[8]	1,000	1,094
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.928% 2047[6,8]	460	487
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,8]	25	27
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.48% 2048[6,8]	860	914
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.48% 2048[6,8]	600	663
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.617% 2048[6,8]	10	10
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[8]	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,8]	250	280
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[6,8]	570	621
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class C, 3.614% 2053[6,8]	440	467
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,6,8]	165	167
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,8]	380	393
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,8]	650	681
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[8]	87	93
GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885% 2047[6,8]	225	219
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[8]	200	216
GS Mortgage Securities Trust, Series 2016-GS2, Class A3, 2.791% 2049[8]	266	285
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,8]	920	978
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.676% 2047[1,6,8]	141	129
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class AS, 3.984% 2048[8]	800	882
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C, 4.152% 2048[6,8]	300	287
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class B, 4.389% 2048[6,8]	400	409
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.619% 2048[6,8]	150	153
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class B, 3.674% 2047[6,8]	650	673
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.11% 2047[6,8]	500	510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.167% 2046[6,8]	435	302
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.424% 2046[1,6,8]	750	766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[8]	500	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.812% 2047[1,6,8]	530	515
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,8]	57	57
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,8]	541	559

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B, 3.769% 2046[8]	$200	$202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.12% 2046[6,8]	100	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.236% 2046[1,6,8]	300	185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.352% 2046[6,8]	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[6,8]	500	541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[8]	300	316
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,8]	15	16
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[6,8]	195	213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[6,8]	100	108
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.563% 2047[1,6,8]	565	564
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[8]	45	51
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,6,8,9]	1,300	1,300
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[1,6,8]	425	399
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 3.898% 2050[1,6,8]	400	392
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,6,8]	25	25
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[1,6,8]	392	391
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[6,8]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.758% 2045[1,6,8]	44	44
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.275% 2046[6,8]	500	537
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.275% 2046[6,8]	300	288
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[8]	25	27
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50% 2057[6,8]	664	736
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.537% 2058[6,8]	110	114
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.656% 2044[1,6,8]	500	510
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[8]	740	736
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.139% 2045[1,6,8]	40	39
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.20% 2045[6,8]	240	249
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[8]	680	704
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[8]	40	41
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.81% 2045[6,8]	200	160
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 2046[8]	350	368
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[6,8]	570	595
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.017% 2046[6,8]	1,251	1,306
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[8]	417	455
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,8]	372	405
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,8]	500	525
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[6,8]	100	111
		35,974

Collateralized mortgage-backed obligations (privately originated) 2.24%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, FRN 3.628% 2049[1,6,8]	34	35
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[1,6,8]	400	401
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,8]	292	302
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 2059[1,6,8]	300	319
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,6,8]	439	441
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,6,8]	229	231
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,6,8]	119	121
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,6,8]	103	107
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class AM, 3.502% 2049[6,8]	250	276
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[8]	200	224
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,6,8]	302	304
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[6,8]	524	509
Consumer Credit Origination Loan Trust, Series 2019-1, Class A1, 3.705% 2049[1,6,8]	66	67
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,8]	113	117

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Flagstar Mortgage Trust, Series 2018-31, Class A5, 3.50% 2048[1,6,8]	$10	$10
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 2049[1,6,8]	38	38
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[1,6,8]	51	51
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,6,8]	102	105
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,6,8]	282	282
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,6,8]	431	439
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.298% 2053[1,6,8]	328	329
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.498% 2053[1,6,8]	328	329
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,6,8]	130	141
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,6,8]	192	194
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,6,8]	200	199
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,6,8]	80	87
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,6,8]	248	268
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,6,8]	236	253
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,8]	290	292
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[1,8]	170	170
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,8]	123	125
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[1,8]	116	119
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,8]	398	408
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,8]	100	103
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578% 2037[1,8]	200	204
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077% 2037[1,8]	200	206
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,6,8]	125	125
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,6,8]	125	125
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,6,8]	170	171
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855% 2043[6,8]	69	70
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[6,8]	103	105
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 2047[1,6,8]	60	60
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,6,8]	317	323
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,6,8]	153	157
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,8]	585	593
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,8]	390	395
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[1,8]	235	238
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 2038[1,8]	250	257
Tricorn American Homes, Series 2020-SFR1, Class C, 2.249% 2038[1,8]	250	254
Tricorn American Homes, Series 2020-SFR2, Class B, 1.832% 2039[1,8]	350	349
Tricorn American Homes, Series 2020-SFR2, Class C, 2.032% 2039[1,8]	350	349
Tricorn American Homes, Series 2020-SFR2, Class D, 2.281% 2039[1,8]	350	347
Verus Securitization Trust, Series 2019-1, Class A1, 3.836% 2059[1,6,8]	128	129
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,2,6,8]	406	415
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,6,8]	94	96
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[1,6,8]	109	111
		12,475

Total mortgage-backed obligations		48,449

Asset-backed obligations 4.55%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,8]	279	283
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,8]	388	401
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,8]	200	208
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,8]	750	803
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,8]	676	700
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,8]	200	209
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,8]	250	255
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,8]	100	102
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,8]	128	132
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,8]	150	151
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,8]	100	102
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[8]	468	470
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,8]	373	374
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,8]	300	299
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,8]	300	294
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,8]	1,632	1,667
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,8]	337	343
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,8]	253	258

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,8]	$95	$97
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,8]	382	385
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,8]	488	495
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,8]	285	291
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,8]	350	354
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,8]	150	156
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,8]	100	108
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,8]	300	304
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[1,8]	300	308
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[8]	200	207
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[8]	200	211
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,8]	250	263
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,8]	850	928
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,8]	100	105
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,8]	100	109
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,8]	438	440
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,8]	155	151
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,8]	430	432
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,8]	740	749
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,8]	487	493
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,8]	393	398
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,8]	295	299
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[8]	100	102
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[8]	100	103
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[8]	100	104
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[8]	200	201
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[1,8]	54	54
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,8]	107	108
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A 3.65% 2022[1,8]	50	50
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[1,8]	98	99
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,8]	166	166
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,8]	913	917
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,6,8]	740	757
Palmer Square Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.645% 2029[1,6,8]	463	463
Palmer Square Ltd., Series 2015-1A, Class BR3, (3-month USD-LIBOR + 2.00%) 2.245% 2029[1,6,8]	500	500
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31% 2026[1,8]	500	503
Prestige Auto Receivables Trust, Series 2020-1A, Class D, 1.62% 2026[1,8]	750	755
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,8]	200	215
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[8]	250	253
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22% 2026[8]	250	257
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[8]	1,000	1,011
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,8]	195	197
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,8]	170	173
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[1,8]	201	205
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[1,8]	475	482
Textainer Marine Containers Ltd., Series 2020-1A, Class B, 4.94% 2045[1,8]	579	608
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,6,8]	145	154
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,8]	979	993
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[1,8]	431	440
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[1,8]	156	157
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,8]	300	306
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[1,8]	302	306
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,8]	300	311
		25,284

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.92%
California 0.01%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	$35	$35

Florida 0.01%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	78

Illinois 0.29%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	173
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	90	97
G.O. Bonds, Series 2017-A, 5.00% 2022	270	289
G.O. Bonds, Series 2020, 5.125% 2022	500	526
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	551
		1,636

Ohio 0.16%
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	903

Puerto Rico 0.05%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	150	150
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	112
		262

South Carolina 0.02%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	36
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	61
		97

Texas 0.02%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	100	100

Washington 0.36%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	1,976

Total municipals		5,087

U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
U.S. Treasury 0.25% 2025[10]	20	20
U.S. Treasury 0.50% 2027[10]	118	117
U.S. Treasury 0.875% 2030[10]	1,222	1,218
U.S. Treasury 1.375% 2050[10]	704	659
		2,014

Total bonds, notes & other debt instruments (cost: $481,203,000)		506,614

Convertible bonds & notes 0.00%
Energy 0.00%
Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)[1,7,9,11]	2	2

Total convertible bonds & notes (cost: $2,000)		2

Common stocks 0.06%	Shares
Industrials 0.03%
Associated Materials Group Inc.[9,11,12]	23,582	148
ACR III LSC Holdings LLC[9,11,12]	5	8
		156

22	American Funds Multi-Sector Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 0.01%
Denbury Inc.[12]	1,183	$30
California Resources Corp.[12]	633	15
Whiting Petroleum Corp.[12]	466	12
Oasis Petroleum Inc.[12]	218	8
Mesquite Energy, Inc.[9,11,12]	126	1
		66

Materials 0.01%
Hexion Holdings Corp., Class B12	4,181	51

Consumer discretionary 0.01%
MYT Holding Co., Class B9,12	8,984	24
NMG Parent LLC[9,12]	281	19
NMG Parent LLC[1,9,11,12]	28	1
		44

Total common stocks (cost: $439,000)		317

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,12]	374	1

Total rights & warrants (cost: $2,000)		1

Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 0.12%[13,14]	428,447	42,849

Total short-term securities (cost: $42,849,000)		42,849
Total investment securities 99.01% (cost: $524,495,000)		549,783
Other assets less liabilities 0.99%		5,497

Net assets 100.00%		$555,280

Futures contracts

				Notional	Value at	Unrealized appreciation (depreciation)
		Number of		amount [15]	12/31/2020 [16]	at 12/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	40	April 2021	$8,000	$8,839	$8
5 Year U.S. Treasury Note Futures	Short	534	April 2021	(53,400)	(67,372)	(141)
10 Year U.S. Treasury Note Futures	Long	83	March 2021	8,300	11,461	15
10 Year Ultra U.S. Treasury Note Futures	Short	41	March 2021	(4,100)	(6,411)	14
20 Year U.S. Treasury Bond Futures	Long	20	March 2021	2,000	3,464	(32)
30 Year Ultra U.S. Treasury Bond Futures	Long	114	March 2021	11,400	24,346	(135)
						$(271)

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2020 (000)
USD18	EUR15	Bank of New York Mellon	1/8/2021	$— [3]
USD177	EUR145	HSBC Bank	1/25/2021	(1)
$(1)

American Funds Multi-Sector Income Fund	23

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium paid (received) (000)	Unrealized depreciation at 12/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,500	$(41)	$38	$(79)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	4,250	(396)	(167)	(229)
					$(129)	$(308)

Investments in affiliates14

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2020 (000)	Dividend income (000)
Short-term securities 7.72%
Money market investments 7.72%
Capital Group Central Cash Fund 0.12%[13]	$858	$219,457	$177,468	$5	$(3)	$42,849	$30

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $300,246,000, which represented 54.07% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Amount less than one thousand.
[4]	Step bond; coupon rate may change at a later date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,663,000, which represented 1.38% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,504,000, which represented .27% of the net assets of the fund.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $351,000, which represented .06% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

Auth. = Authority

Dev. = Development

Econ. = Economic

EUR/€ = Euros

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

24	American Funds Multi-Sector Income Fund

Financial statements

Statement of assets and liabilities
at December 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $481,646)	$506,934
Affiliated issuers (cost: $42,849)	42,849		$549,783
Cash			1,179
Cash collateral pledged for futures contracts			919
Receivables for:
Sales of investments	2,326
Sales of fund’s shares	4,035
Dividends and interest	5,692
Variation margin on futures contracts	104
Other	1		12,158
			564,039
Liabilities:
Unrealized depreciation on open forward currency contracts			1
Payables for:
Purchases of investments	7,735
Repurchases of fund’s shares	422
Dividends on fund’s shares	294
Investment advisory services	195
Services provided by related parties	68
Trustees’ deferred compensation	—	*
Variation margin on futures contracts	34
Variation margin on swap contracts	7
Other	3		8,758
Net assets at December 31, 2020			$555,280

Net assets consist of:
Capital paid in on shares of beneficial interest			$529,077
Total distributable earnings			26,203
Net assets at December 31, 2020			$555,280

*	Amount less than one thousand.

See notes to financial statements.

American Funds Multi-Sector Income Fund	25

Statement of assets and liabilities
at December 31, 2020 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (51,367 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$356,047	32,937	$10.81
Class C	10,032	928	10.81
Class T	28	3	10.81
Class F-1	7,000	647	10.81
Class F-2	119,125	11,020	10.81
Class F-3	54,992	5,087	10.81
Class 529-A	2,386	221	10.81
Class 529-C	137	13	10.81
Class 529-E	63	6	10.81
Class 529-T	29	3	10.81
Class 529-F-1	29	3	10.81
Class 529-F-2	1,238	114	10.81
Class 529-F-3	11	1	10.81
Class R-1	91	8	10.81
Class R-2	142	13	10.81
Class R-2E	28	3	10.81
Class R-3	499	46	10.81
Class R-4	1,992	184	10.81
Class R-5E	95	9	10.81
Class R-5	112	10	10.81
Class R-6	1,204	111	10.81

See notes to financial statements.

26	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of operations
for the year ended December 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $1)	$11,450
Dividends from affiliated issuers	30	$11,480
Fees and expenses*:
Investment advisory services	1,056
Distribution services	573
Transfer agent services	105
Administrative services	72
Reports to shareholders	34
Registration statement and prospectus	512
Trustees’ compensation	— †
Auditing and legal	61
Custodian	25
Other	17
Total fees and expenses before waiver/reimbursements	2,455
Less waiver/reimbursements of fees and expenses:
Transfer agent services waiver	6
Transfer agent services reimbursements	— †
Miscellaneous fee reimbursement	551
Total fees and expenses after waiver/reimbursements		1,898
Net investment income		9,582

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,618
Affiliated issuers	5
Futures contracts	(702)
Forward currency contracts	(14)
Swap contracts	283	4,190
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	24,021
Affiliated issuers	(3)
Futures contracts	(293)
Swap contracts	(219)
Currency translations	1	23,507
Net realized gain and unrealized appreciation		27,697

Net increase in net assets resulting from operations		$37,279

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Multi-Sector Income Fund	27

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31, 2020	For the period March 22, 2019* to December 31, 2019
Operations:
Net investment income	$9,582	$1,835
Net realized gain	4,190	813
Net unrealized appreciation	23,507	1,202
Net increase in net assets resulting from operations	37,279	3,850

Distributions paid or accrued to shareholders	(12,495)	(2,228)

Net capital share transactions	478,874	50,000

Total increase in net assets	503,658	51,622

Net assets:
Beginning of period	51,622	—
End of period	$555,280	$51,622

*	Commencement of operations.

See notes to financial statements.

28	American Funds Multi-Sector Income Fund

Notes to financial statements

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Prior to June 30, 2020, the initial sales charge was up to 5.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Multi-Sector Income Fund	29

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

30	American Funds Multi-Sector Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$375,251	$—	$375,251
Bonds & notes of governments & government agencies outside the U.S.	—	50,529	—	50,529
Mortgage-backed obligations	—	48,449	—	48,449
Asset-backed obligations	—	25,284	—	25,284
Municipals	—	5,087	—	5,087
U.S. Treasury bonds & notes	—	2,014	—	2,014
Convertible bonds & notes	—	—	2	2
Common stocks	116	43	158	317
Rights & warrants	—	1	—	1
Short-term securities	42,849	—	—	42,849
Total	$42,965	$506,658	$160	$549,783

American Funds Multi-Sector Income Fund	31

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—	$—	$37
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on credit default swaps	—	(308)	—	(308)
Total	$(271)	$(309)	$—	$(580)

*	Futures contracts, forward currency contracts and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

32	American Funds Multi-Sector Income Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

American Funds Multi-Sector Income Fund	33

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $52,888,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $273,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

34	American Funds Multi-Sector Income Fund

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. As of December 31, 2020, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $7,610,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $6,404,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$37	Unrealized depreciation*	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	308
			$37		$617

See end of table for footnotes.

American Funds Multi-Sector Income Fund Fund	35

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(702)	Net unrealized depreciation on futures contracts	$(293)
Forward currency	Currency	Net realized loss on forward currency contracts	(14)	Net unrealized appreciation on forward currency contracts	—
Swap	Interest	Net realized gain on swap contracts	66	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized gain on swap contracts	217	Net unrealized depreciation on swap contracts	(219)
			$(433)		$(512)

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2020, if close-out netting was exercised (dollars in thousands):

Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
	recognized in the		subject to a master netting agreement
	statement of assets		Available	Non-cash	Cash	Net
Counterparty	and liabilities		to offset	collateral*	collateral*	amount
Liabilities:
Bank of New York Mellon	$—	†	$—	$—	$—	$—	†
HSBC Bank	1		—	—	—	1
Total	$1		$—	$—	$—	$1

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

36	American Funds Multi-Sector Income Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2020, the fund reclassified $203,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,227
Gross unrealized appreciation on investments	27,419
Gross unrealized depreciation on investments	(2,149)
Net unrealized appreciation on investments	25,270

Cost of investments	524,062

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended December 31, 2020		For the period March 22, 2019[1] to December 31, 2019
Class A	$9,175		$2,225
Class C2	128
Class T2	1
Class F-1[2]	105
Class F-2	2,036		1
Class F-3	939		1
Class 529-A2	36
Class 529-C2	2
Class 529-E2	1
Class 529-T2	1
Class 529-F-1[2]	10
Class 529-F-2[3]	12
Class 529-F-3[3]	—	[4]
Class R-1[2]	2
Class R-2[2]	3
Class R-2E2	1
Class R-3[2]	8
Class R-4[2]	19
Class R-5E2	2
Class R-5[2]	1
Class R-6	13		1
Total	$12,495		$2,228

[1]	Commencement of operations.
[2]	This share class began investment operations on May 1, 2020.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[4]	Amount less than one thousand.

American Funds Multi-Sector Income Fund	37

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. For the year ended December 31, 2020, the investment advisory services fee was $1,056,000, which was equivalent to an annualized rate of 0.440% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2020, unreimbursed expenses subject to reimbursement totaled $1,369,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2020, AFS voluntarily waived transfer agent services fees of $6,000 for Class F-3 shares and CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3, R-5 and R-6 shares. Neither AFS nor CRMC intend to recoup the waiver or reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

38	American Funds Multi-Sector Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended December 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$536		$62		$54		Not applicable
Class C1	28		2		1		Not applicable
Class T1	—		—	[3]	—	[3]	Not applicable
Class F-1[1]	5		2		1		Not applicable
Class F-2	Not applicable		30		11		Not applicable
Class F-3	Not applicable		9		5		Not applicable
Class 529-A1	2		—	[3]	—	[3]	$1
Class 529-C1	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-E1	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-T1	—		—	[3]	—	[3]	—	[3]
Class 529-F-1[1]	—		—	[3]	—	[3]	—	[3]
Class 529-F-2[2]	Not applicable		—	[3]	—	[3]	—	[3]
Class 529-F-3[2]	Not applicable		—	[3]	—	[3]	—	[3]
Class R-1[1]	—	[3]	—	[3]	—	[3]	Not applicable
Class R-2[1]	—	[3]	—	[3]	—	[3]	Not applicable
Class R-2E1	—		—	[3]	—	[3]	Not applicable
Class R-3[1]	1		—	[3]	—	[3]	Not applicable
Class R-4[1]	1		—	[3]	—	[3]	Not applicable
Class R-5E1	Not applicable		—	[3]	—	[3]	Not applicable
Class R-5[1]	Not applicable		—	[3]	—	[3]	Not applicable
Class R-6	Not applicable		—	[3]	—	[3]	Not applicable
Total class-specific expenses	$573		$105		$72		$1

[1]	This share class began investment operations on May 1, 2020.
[2]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[3]	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the year ended December 31, 2020, total fees and expenses reimbursed by CRMC were $551,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Multi-Sector Income Fund	39

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$310,997	30,258	$7,136		679		$(31,582)	(2,993)	$286,551	27,944
Class C2	10,057	958	124		11		(438)	(41)	9,743	928
Class T2	25	3	—		—		—	—	25	3
Class F-1[2]	8,687	833	101		10		(2,029)	(196)	6,759	647
Class F-2	131,047	12,570	2,027		191		(18,203)	(1,743)	114,871	11,018
Class F-3	56,397	5,403	924		87		(4,190)	(405)	53,131	5,085
Class 529-A2	2,446	233	36		4		(169)	(16)	2,313	221
Class 529-C2	173	17	2		—	[3]	(44)	(4)	131	13
Class 529-E2	58	6	1		—	[3]	—	—	59	6
Class 529-T2	25	3	1		—	[3]	—	—	26	3
Class 529-F-1[2]	1,042	101	7		1		(1,028)	(99)	21	3
Class 529-F-2[4]	1,196	114	12		1		(10)	(1)	1,198	114
Class 529-F-3[4]	10	1	—	[3]	—	[3]	—	—	10	1
Class R-1[2]	85	8	1		—	[3]	— [3]	— [3]	86	8
Class R-2[2]	135	13	1		—	[3]	— [3]	— [3]	136	13
Class R-2E2	25	3	—	[3]	—	[3]	— [3]	— [3]	25	3
Class R-3[2]	476	45	7		1		— [3]	— [3]	483	46
Class R-4[2]	1,931	182	18		2		— [3]	— [3]	1,949	184
Class R-5E2	147	14	1		—	[3]	(59)	(5)	89	9
Class R-5[2]	108	10	1		—	[3]	— [3]	— [3]	109	10
Class R-6	1,161	109	12		1		(14)	(2)	1,159	108
Total net increase (decrease)	$526,228	50,884	$10,412		988		$(57,766)	(5,505)	$478,874	46,367

For the period March 22, 2019[5] to December 31, 2019

Class A	$49,925	4,993	$—		—		$—	—	$49,925	4,993
Class F-2	25	2	—		—		—	—	25	2
Class F-3	25	2	—		—		—	—	25	2
Class R-6	25	3	—		—		—	—	25	3
Total net increase	$50,000	5,000	$—		—		$—	—	$50,000	5,000

[1]	Includes exchanges between share classes of the fund.
[2]	This share class began investment operations on May 1, 2020.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[5]	Commencement of operations.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $578,173,000 and $148,409,000, respectively, during the period March 22, 2019 to December 31, 2020.

40	American Funds Multi-Sector Income Fund

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2020	$10.32	$.41	$.68	$1.09	$(.43)	$(.17)	$(.60)	$10.81	11.07%		$356,047	1.09%		.85%		3.96%
12/31/2019[5,6]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[7,8]	51,544	.60	[8,9]	.53	[8,9]	4.61	[8,9]
Class C:
12/31/2020[5,10]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[7]	10,032	1.67	[9]	1.55	[9]	3.12	[9]
Class T:
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7,8]	28	.94	[8,9]	.62	[8,9]	4.22	[8,9]
Class F-1:
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[7]	7,000	1.09	[9]	.88	[9]	3.84	[9]
Class F-2:
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119,125	.78		.59		4.13
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[7,8]	26	.62	[8,9]	.54	[8,9]	4.59	[8,9]
Class F-3:
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		54,992	.73		.53		4.18
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,8]	26	.64	[8,9]	.57	[8,9]	4.57	[8,9]
Class 529-A:
12/31/2020[5,10]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[7]	2,386	1.05	[9]	.92	[9]	3.78	[9]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	41

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2020[5,10]	$9.67	$.24	$1.20	$1.44	$(.26)	$(.04)	$(.30)	$10.81	14.97%[7,8]		$137	1.58%[8,9]		1.39%[8,9]		3.36%[8,9]
Class 529-E:
12/31/2020[5,10]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7,8]	63	.99	[8,9]	.75	[8,9]	4.03	[8,9]
Class 529-T:
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[7,8]	29	1.00	[8,9]	.68	[8,9]	4.15	[8,9]
Class 529-F-1:
12/31/2020[5,10]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[7,8]	29	.82	[8,9]	.59	[8,9]	4.29	[8,9]
Class 529-F-2:
12/31/2020[5,11]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[7]	1,238	.12	[7]	.11	[7]	.65	[7]
Class 529-F-3:
12/31/2020[5,11]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.977	[7]	11	.14	[7]	.10	[7]	.66	[7]
Class R-1:
12/31/2020[5,10]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[7,8]	91	1.35	[8,9]	1.14	[8,9]	3.62	[8,9]

See end of table for footnotes.

42	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2020[5,10]	$9.67	$.26	$1.19	$1.45	$(.27)	$(.04)	$(.31)	$10.81	15.15%[7,8]		$142	1.30%[8,9]		1.09%[8,9]		3.67%[8,9]
Class R-2E:
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[7,8]	28	.95	[8,9]	.63	[8,9]	4.21	[8,9]
Class R-3:
12/31/2020[5,10]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[7]	499	1.11	[9]	.99	[9]	3.73	[9]
Class R-4:
12/31/2020[5,10]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7]	1,992	.85	[9]	.78	[9]	3.69	[9]
Class R-5E:
12/31/2020[5,10]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7]	95	.76	[9]	.59	[9]	4.17	[9]
Class R-5:
12/31/2020[5,10]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[7]	112	.82	[9]	.53	[9]	4.23	[9]
Class R-6:
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1,204	.69		.52		4.17
12/31/2019[5,6]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,8]	26	.64	[8,9]	.56	[8,9]	4.57	[8,9]

	Year ended December 31, 2020	For the period 3/22/2019 to 12/31/2019[5,6]
Portfolio turnover rate for all share classes[12]	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes, and during the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[7]	Not annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Annualized.
[10]	This share class began investment operations on May 1, 2020.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

American Funds Multi-Sector Income Fund	43

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Multi-Sector Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and the period March 22, 2019 (commencement of operations) to December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period March 22, 2019 (commencement of operations) to December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 16, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

44	American Funds Multi-Sector Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020, through December 31, 2020).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Multi-Sector Income Fund	45

Expense example (continued)

	Beginning account value 7/1/2020	Ending account value 12/31/2020	Expenses paid during period[1]	Annualized expense ratio
Class A – actual return	$1,000.00	$1,092.47	$4.69	.89%
Class A – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class C – actual return[2]	1,000.00	1,088.93	8.11	1.54
Class C – assumed 5% return[2]	1,000.00	1,017.44	7.83	1.54
Class T – actual return[2]	1,000.00	1,094.13	3.17	.60
Class T – assumed 5% return[2]	1,000.00	1,022.18	3.06	.60
Class F-1 – actual return[2]	1,000.00	1,092.85	4.54	.86
Class F-1 – assumed 5% return[2]	1,000.00	1,020.87	4.38	.86
Class F-2 – actual return	1,000.00	1,094.30	3.06	.58
Class F-2 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-3 – actual return	1,000.00	1,094.57	2.75	.52
Class F-3 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 529-A – actual return[2]	1,000.00	1,092.34	4.85	.92
Class 529-A – assumed 5% return[2]	1,000.00	1,020.57	4.69	.92
Class 529-C – actual return[2]	1,000.00	1,090.21	7.43	1.41
Class 529-C – assumed 5% return[2]	1,000.00	1,018.10	7.17	1.41
Class 529-E – actual return[2]	1,000.00	1,093.49	4.01	.76
Class 529-E – assumed 5% return[2]	1,000.00	1,021.37	3.87	.76
Class 529-T – actual return[2]	1,000.00	1,093.78	3.54	.67
Class 529-T – assumed 5% return[2]	1,000.00	1,021.83	3.41	.67
Class 529-F-1 – actual return[2]	1,000.00	1,094.10	3.01	.57
Class 529-F-1 – assumed 5% return[2]	1,000.00	1,022.33	2.91	.57
Class 529-F-2 – actual return[3]	1,000.00	1,093.84	1.14	.65
Class 529-F-2 – assumed 5% return[3]	1,000.00	1,021.93	3.31	.65
Class 529-F-3 – actual return[3]	1,000.00	1,094.27	1.00	.57
Class 529-F-3 – assumed 5% return[3]	1,000.00	1,022.33	2.91	.57
Class R-1 – actual return[2]	1,000.00	1,090.99	6.27	1.19
Class R-1 – assumed 5% return[2]	1,000.00	1,019.21	6.06	1.19
Class R-2 – actual return[2]	1,000.00	1,091.44	5.90	1.12
Class R-2 – assumed 5% return[2]	1,000.00	1,019.56	5.70	1.12
Class R-2E – actual return[2]	1,000.00	1,094.09	3.22	.61
Class R-2E – assumed 5% return[2]	1,000.00	1,022.13	3.11	.61
Class R-3 – actual return[2]	1,000.00	1,092.13	5.27	1.00
Class R-3 – assumed 5% return[2]	1,000.00	1,020.16	5.09	1.00
Class R-4 – actual return[2]	1,000.00	1,093.50	4.12	.78
Class R-4 – assumed 5% return[2]	1,000.00	1,021.27	3.97	.78
Class R-5E – actual return[2]	1,000.00	1,094.16	3.06	.58
Class R-5E – assumed 5% return[2]	1,000.00	1,022.28	2.96	.58
Class R-5 – actual return[2]	1,000.00	1,094.59	2.64	.50
Class R-5 – assumed 5% return[2]	1,000.00	1,022.68	2.55	.50
Class R-6 – actual return	1,000.00	1,094.50	2.75	.52
Class R-6 – assumed 5% return	1,000.00	1,022.58	2.65	.52

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on May 1, 2020. The “assumed 5% return” line is based on 184 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 184 days.

46	American Funds Multi-Sector Income Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2020:

Section 163(j) interest dividends	$10,078,000
U.S. government income that may be exempt from state taxation	$21,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

American Funds Multi-Sector Income Fund	47

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48	American Funds Multi-Sector Income Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Multi-Sector Income Fund	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
William H. Baribault, 1945	2019	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2019	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2019	President, Stevens Institute of Technology	87	None
Mary Davis Holt., 1950	2019	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Health Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993-2003)	87	None
R. Clark Hooper, 1946	2019	Private investor	90	None
Merit E. Janow, 1958	2019	Dean and Professor, Columbia University, School of International and Public Affairs	89	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2019	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds Multi-Sector Income Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Damien J. McCann, 1977 President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	2019	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[7]
Kirstie Spence, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital International Limited[7]; Director, Capital Research Company[7]; Vice President and Director, Capital International Limited[7]
Scott Sykes, 1971 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Vincent J. Gonzales, 1984 Vice President	2019	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2019	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2019	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Multi-Sector Income Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MSI

Registrant:

a) Audit Fees:
Audit	2019	None
	2020	58,000

b) Audit-Related Fees:
	2019	None
	2020	None

c) Tax Fees:
	2019	None
	2020	3,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	1,812,000
	2020	1,477,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	46,000
	2020	40,000

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	2,000
	2020	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,860,000 for fiscal year 2019 and $1,519,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 26, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2021